DEBT (Tables)	6 Months Ended
Jun. 30, 2025
DEBT
Schedule of short-term and long-term debt

	As of
	December 31,	June 30,
	2024	2025
Short-term debt and current portion of long-term debt:
Long-term bank borrowings, current portion	791	807
Short-term bank borrowings	38	2,195
Convertible senior notes, current portion	—	3,579
FF&E liability, current portion	51	52
Total	880	6,633

Long-term debt:
Long-term bank borrowings, non-current portion	730	531
Convertible senior notes, non-current portion	3,594	—
FF&E liability, non-current portion	209	231
Others	13	15
Total	4,546	777

Schedule of contractual maturities of the group's long-term debt

Principle Amounts
Remainder of 2025	2,949
2026	3,991
2027	173
2028	149
2029	36
Thereafter	112
Total	7,410